Deposits - Additional Information (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Resale Agreement Counterparty [Line Items]
Aggregate balance of time deposit accounts (including certificate of deposits, other time deposits, mutual installment deposits)	75,169,760	74,387,872